Leases Leases - Operating Lease Costs (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Leases [Abstract]
Operating lease cost	$ 1,425	$ 1,343	$ 5,618
Variable lease cost	77	290	1,184
Total operating lease costs	$ 1,502	$ 1,633	$ 6,802